INCOME TAXES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 11,090,000	$ 4,946,000
Valuation allowance	(11,090,000)	(4,946,000)
Net non-current deferred tax asset